Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Net interest expense	[1]	$ 35,796	$ 30,377		$ 26,489
– interest income	[1],[2],[3]	100,868	52,826		36,188
– interest expense	[1],[4]	(65,072)	(22,449)		(9,699)
Net fee income	[1]	11,845	11,770		13,097
– fee income	[1]	15,616	15,124		16,788
– fee expense	[1]	(3,771)	(3,354)		(3,691)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	16,661	10,278		7,744
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	7,887	(13,831)		4,053
Net insurance premium income	[1]				10,870
Insurance finance (expense)/income	[1]	(7,809)	13,799		0
Insurance service result	[1]	1,078	809		0
– insurance revenue	[1]	2,259	1,977		0
– insurance service expense	[1]	(1,181)	(1,168)		0
Gain on acquisition	[1],[5]	1,591	0		0
(Impairment)/reversal of impairment relating to the sale of our retail banking operations in France	[1],[6]	150	(2,316)		0
Other operating income/(expense)	[1],[7]	(1,141)	(266)		1,687
Total operating income	[1]	66,058	50,620		63,940
Net insurance claims and benefits paid and movement in liabilities to policyholders	[1]	0	0		(14,388)
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1],[8]	66,058	50,620		49,552
Change in expected credit losses and other credit impairment charges	[1]	(3,447)	(3,584)		928
Net operating income	[1]	62,611	47,036		50,480
Employee compensation and benefits	[1]	(18,220)	(18,003)		(18,742)
General and administrative expenses	[1]	(10,383)	(10,848)		(11,592)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[1],[9]	(1,640)	(2,149)		(2,261)
Amortisation and impairment of intangible assets	[1]	(1,827)	(1,701)		(1,438)
Goodwill impairment	[1]	0	0		(587)
Total operating expenses	[1]	(32,070)	(32,701)		(34,620)
Operating profit	[1]	30,541	14,335		15,860
Share of profit in associates and joint ventures	[1]	2,807	2,723	[10]	3,046
Impairment of interest in associate		(3,000)	0		0
Profit before tax	[1]	30,348	17,058	[10]	18,906
Tax expense	[1]	(5,789)	(809)		(4,213)
Profit for the year	[1]	24,559	16,249	[11]	14,693	[11]
Attributable to:
– ordinary shareholders of the parent company	[1]	22,432	14,346		12,607
– preference shareholders of the parent company	[1]	0	0		7
– other equity holders	[1]	1,101	1,213		1,303
– non-controlling interests	[1]	1,026	690		776
Profit for the year	[1]	$ 24,559	$ 16,249	[11]	$ 14,693	[11]
Basic earnings per ordinary share (in dollars per share)	[1]	$ 1.15	$ 0.72		$ 0.62
Diluted earnings per ordinary share (in dollars per share)	[1]	$ 1.14	$ 0.72		$ 0.62

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Interest income includes $88,657m (2022: $45,994m; 2021: $30,916m) of interest recognised on financial assets measured at amortised cost and $12,134m (2022: $6,293m; 2021: $4,337m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[3]	Interest income is calculated using the effective interest method and comprises mainly interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[4]	Interest expense includes $62,095m (2022: $20,798m; 2021: $8,227m) of interest on financial instruments, excluding interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[5]	Provisional gain recognised in respect of the acquisition of SVB UK.
[6]	In the fourth quarter of 2023, an impairment loss of $2.0bn was recognised relating to the sale of our retail banking operations in France. This largely offset the $2.1bn recognised in the first quarter of 2023 on the reversal of the held for sale classification at that time. In 2023, a total net $0.1bn of credit was recognised in other operating income, reflecting the net asset value disposed under the final terms of sale. The $0.4bn impairment of goodwill recognised in the third quarter in 2022 has not been reversed.

[7]	Other operating (expense)/income includes a loss on net monetary positions of $1,667m (2022: $678m; 2021: $576m) as a result of applying IAS 29
‘Financial Reporting in Hyperinflationary Economies’ and the disposal losses on capitalised Markets Treasury repositioning of $977m in 2023.

[8]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[9]	Includes depreciation of the right-of-use assets of $663m (2022: $717m; 2021: $878m).
[10]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[11]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.